Employee benefits (Narrative) (Details)	0 Months Ended		12 Months Ended							0 Months Ended			12 Months Ended	0 Months Ended		12 Months Ended
	Mar. 28, 2012	Mar. 21, 2012	Dec. 31, 2013 EUR (€) company member	Dec. 31, 2013 HKD	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€) plan	Dec. 31, 2013 ASM International N.V. [Member] employee		Dec. 31, 2012 ASM International N.V. [Member]	Jul. 25, 2013 Asm Pacific Technology Ltd [Member] EUR (€)	Mar. 15, 2013 Asm Pacific Technology Ltd [Member]	Dec. 31, 2012 Asm Pacific Technology Ltd [Member]	Dec. 31, 2013 Employee Stock Option Plan [Member]	Dec. 15, 2012 Employee Share Incentive Scheme ASMPT [Member] HKD	Apr. 24, 2009 Employee Share Incentive Scheme ASMPT [Member]	Dec. 31, 2012 Employee Share Incentive Scheme ASMPT [Member] EUR (€)	Dec. 31, 2011 Employee Share Incentive Scheme ASMPT [Member] EUR (€)	Dec. 31, 1989 Employee Share Incentive Scheme ASMPT [Member]	Dec. 31, 2013 MPF Scheme [Member]	Dec. 31, 2013 New Share Issues [Member]	Dec. 31, 2012 New Share Issues [Member]	Dec. 31, 2011 New Share Issues [Member]	Dec. 31, 2013 Minimum [Member] ORSO Scheme [Member]	Dec. 31, 2013 Maximum [Member] ORSO Scheme [Member]	Dec. 31, 2011 Employees And Existing Management Board Members [Member] Employee Share Incentive Scheme ASMPT [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of contributing members covered by multiemployer union plan			147,000	147,000			140
Number of companies covered by multiemployer union plan			1,300	1,300
Maximum percentage of total contribution by entity to multiemployer union plan (less than 5%)			5.00%	5.00%
Percentage of minimum coverage ratio			104.30%	104.30%
Percentage of coverage ratio of the multiemployer union plan			103.40%	103.40%	93.90%
Pension premium percentage			24.10%	24.10%	24.00%
Actual return on plan assets			€ 501,000		€ 196,000
Percentage of contributions of basic salary of employee																			5.00%				5.00%	12.50%
Level of payroll costs per employee				25,000,000
Liabilities for severance payments in Italy and Austria					353,000
Expected contribution to defined benefit plan			1,105,000
Compensation expenses for stock options			4,440,000		3,242,000	1,872,000
Options vesting period			3 years	3 years									3 years
Options exercise period			4 years	4 years
Number of options granted (in shares)		1,950,300					128,000						2,172,455
Percentage of shares outstanding during Stock Option Plan			3.40%	3.40%
Options outstanding (in shares)			3,308,502	3,308,502	2,325,088		655,921		467,645
Percentage of stake sold										12.00%	11.88%
Capital distribution										€ 4.25
Theoretical adjustment ratio										0.84974
Weighted average fair values of employee stock options granted (in euro per share)			€ 10.22		€ 12.27	€ 10.43
Options exercisable, contractual life			7 years	7 years
Total intrinsic value of options exercised			1,651,000		2,209,000	4,077,000
Shares sold upon exercise of options by employees (in shares)					328,000		20,000	[1]												125,402	144,570	294,119
Aggregate intrinsic value of all options outstanding			17,702,000
Aggregate intrinsic value of all options exercisable			8,562,000
Compensation expenses related to Employee Share Incentive Scheme																€ 19,823,000	€ 11,580,000
Maximum percentage of total issued shares to directors and employees																		5.00%
Extended period for scheme															10 years
Maximum percentage of limited shares on issued ordinary share capital			7.50%	7.50%											7.50%
Number of sub-plans included in stock option plan						2
Maximum percentage of issued share capital subscribed or purchased for extended period															3.50%
Share award scheme, expiration period	8 years
Common shares of ASMPT were issued (in shares)			63,468,390	63,468,390	63,095,986									1,607,400											1,518,100
Cash at par value (in euro per share)			€ 0.04		€ 0.04									0.1
Forfeited in period (in shares)														14,900
Vested in period (in shares)														328,000
Percentage dilution of ownership interest																0.21%	0.19%
Diluted ASMI's ownership in ASMPT												51.96%

[1]	These options were exercised in January 2013 at a share price of US$38.87.